VELA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)
				Shares	Fair Value
Common Stocks — 90.99%
Consumer Discretionary — 14.40%
Graham Holdings Co., Class B				1,008	$ 638,971
Green Brick Partners, Inc.(a)				27,143	617,232
Hanesbrands, Inc.				30,666	572,534
Liberty Media Corp. - Liberty Braves - Series C(a)				11,943	331,658
Malibu Boats, Inc., Class A(a)				4,610	338,051
Nordstrom, Inc.(b)				15,776	576,928
Polaris Industries, Inc.				3,202	438,546
Shake Shack, Inc., Class A(a)				1,663	177,974
Wendy's Company (The)				5,679	133,002
					3,824,896
Consumer Staples — 9.16%
Flowers Foods, Inc.				16,781	406,100
Inter Parfums, Inc.				4,210	303,120
John B. Sanfilippo & Son, Inc.				3,063	271,290
MGP Ingredients, Inc.				2,113	142,923
Sanderson Farms, Inc.				2,982	560,526
Sprouts Farmers Market, Inc.(a)				7,470	185,630
US Foods Holding Corp.(a)(b)				14,688	563,432
					2,433,021
Energy — 17.66%
Bonanza Creek Energy, Inc.(b)				31,579	1,486,423
Cimarex Energy Co.				5,449	394,780
Devon Energy Corp.				23,545	687,279
PDC Energy, Inc.				5,381	246,396
RPC, Inc.(a)				58,560	289,872
Texas Pacific Land Corp.				992	1,586,942
					4,691,692
Financials — 20.60%
1st Source Corp.				6,435	298,970
Assured Guaranty Ltd.				14,507	688,792
Axis Capital Holdings Ltd.				6,764	331,504
Bank OZK				15,212	641,338
BankUnited, Inc.				7,896	337,080
BOK Financial Corp.				4,596	398,014
Cullen/Frost Bankers, Inc.				4,399	492,688
Enstar Group, Ltd.(a)				993	237,248
Live Oak Bancshares, Inc.(b)				12,361	729,299
UMB Financial Corp.				4,384	407,975
Washington Trust Bancorp, Inc.				17,673	907,508
					5,470,416
Health Care — 5.59%
Aurinia Pharmaceuticals, Inc.(a)				26,530	343,829
Envista Holdings Corp.(a)				9,784	422,767
Jazz Pharmaceuticals PLC(a)				1,248	221,695
Livanova PLC(a)				5,917	497,678
					1,485,969
Industrials — 16.35%
Allegiant Travel Co.				745	144,530
Applied Industrial Technologies, Inc.				3,308	301,226
BWX Technologies, Inc.				5,871	341,223
Chase Corp.				3,822	392,175
Copa Holdings, S.A., Class A				3,949	297,478
Greenbrier Companies, Inc. (The)				12,144	529,236
Hub Group, Inc., Class A(a)				18,991	1,253,026
Kirby Corp.(a)				17,897	1,085,274
					4,344,168
Materials — 5.36%
Ashland Global Holdings, Inc.				12,127	1,061,113
Greif, Inc., Class A				6,000	363,300
					1,424,413
Technology — 0.90%
NETGEAR, Inc.(a)				6,265	240,075

Utilities — 0.97%
Southwest Gas Holdings, Inc.				3,878	256,685
TOTAL COMMON STOCK (Cost $16,506,402)					24,171,335

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Put Options Purchased — 0.70%
Energy Select Sector SPDR Fund	800	$ 4,309,600	$ 50.00	October 2021	139,200
iShares Russell 2000 ETF	125	2,867,125	210.00	October 2021	48,750
TOTAL PUT OPTIONS PURCHASED (Cost $225,347)					187,950

Money Market Funds - 8.82%				Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(c)				2,343,419	2,343,419
TOTAL MONEY MARKET FUNDS (Cost $2,343,419)					2,343,419

Total Investments — 100.51%
(Cost $19,075,168)					26,702,704
Liabilities in Excess of Other Assets — (0.51)%					(135,218)
Net Assets — 100.00%					$ 26,567,486

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written options.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2021.

ETF	- Exchange Traded Funds.
VELA SMALL CAP FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
June 30, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (0.42)%
Bonanza Creek Energy, Inc.	(205)	$ (964,935)	$60.00	October 2021	$ (36,387)
Live Oak Bancshares, Inc.	(100)	(590,000)	80.00	December 2021	(13,250)
Nordstrom, Inc.	(125)	(457,125)	40.00	October 2021	(34,188)
US Foods Holding Corp.	(117)	(448,812)	40.00	October 2021	(28,665)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $82,721)					$ (112,490)

VELA LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)
				Shares	Fair Value
Common Stocks — 113.14%
Communications — 11.54%
Alphabet, Inc., Class A(a)(b)				294	$ 717,886
Comcast Corp., Class A(b)				7,675	437,629
Facebook, Inc., Class A(a)(b)				1,541	535,821
T-Mobile US, Inc.(a)(b)				2,986	432,462
Walt Disney Co. (The)(b)				1,843	323,944
Zynga, Inc., Class A(a)(c)				39,802	423,095
					2,870,837
Consumer Discretionary — 13.71%
Aptiv PLC				1,699	267,304
BorgWarner, Inc.(b)				5,078	246,486
Home Depot, Inc. (The)				1,352	431,139
Live Nation Entertainment, Inc.(a)				3,055	267,587
NVR, Inc.(a)(b)				77	382,944
O'Reilly Automotive, Inc.(a)				680	385,023
Polaris Industries, Inc.				1,911	261,731
Starbucks Corp.				2,792	312,174
TJX Cos., Inc. (The)(b)				7,077	477,131
VF Corp.(b)				4,605	377,794
					3,409,313
Consumer Staples — 8.65%
Dollar General Corp.(b)				2,383	515,658
Kraft Heinz Co. (The)				8,934	364,329
PepsiCo, Inc.(b)				3,331	493,554
Sysco Corp.(b)				4,959	385,562
Tyson Foods, Inc., Class A				5,329	393,067
					2,152,170
Energy — 5.43%
Baker Hughes Co.(c)				19,510	446,194
Pioneer Natural Resources Co.(b)				2,450	398,174
Suncor Energy, Inc.(b)				21,113	506,078
					1,350,446
Financials — 19.91%
American International Group, Inc.(b)				13,620	648,312
Arch Capital Group Ltd.(a)(b)				14,926	581,218
Bank of America Corp.				15,067	621,213
Berkshire Hathaway, Inc., Class B(a)(b)				3,773	1,048,592
Charles Schwab Corp. (The)				3,421	249,083
Goldman Sachs Group, Inc. (The)(b)				1,336	507,052
MetLife, Inc.(c)				9,260	554,211
SVB Financial Group(a)				536	298,246
Wells Fargo & Co.				9,729	440,626
					4,948,553
Health Care — 17.79%
Abbott Laboratories(b)				3,719	431,144
AbbVie, Inc.(b)				4,899	551,822
Alexion Pharmaceuticals, Inc.(a)(b)				2,204	404,897
Alnylam Pharmaceuticals, Inc.(a)				2,784	471,944
Boston Scientific Corp.(a)(b)				9,925	424,393
Horizon Therapeutics PLC(a)				4,595	430,276
Humana, Inc.(b)				1,490	659,653
Medtronic PLC(b)				4,857	602,899
Vertex Pharmaceuticals, Inc.(a)				2,219	447,417
					4,424,445
Industrials — 8.49%
CSX Corp.(b)				10,455	335,396
Deere & Co.				748	263,827
JB Hunt Transport Services, Inc.				1,750	285,163
Johnson Controls International PLC(b)				8,485	582,326
Northrop Grumman Corp.(b)				1,772	643,998
					2,110,710
Materials — 2.88%
Avery Dennison Corp.(b)				1,544	324,611
Linde Public Limited Co.				1,356	392,020
					716,631
Technology — 20.51%
Adobe Systems, Inc.(a)				627	367,196
Apple, Inc.(b)				7,214	988,029
Microchip Technology, Inc.				2,741	410,437
Microsoft Corp.(b)				4,270	1,156,744
PayPal Holdings, Inc.(a)(c)				2,399	699,260
S&P Global, Inc.				967	396,905
Texas Instruments, Inc.				1,229	236,337
Visa, Inc., Class A(b)				2,068	483,540
VMware, Inc., Class A(a)				2,257	361,052
					5,099,500
Utilities — 4.23%
CenterPoint Energy, Inc.				17,820	436,946
Exelon Corp.(b)				13,865	614,359
					1,051,305
TOTAL COMMON STOCKS (Cost $22,895,320)					28,133,910

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Call Options Purchased — 0.26%
Ford Motor Co.(b)	100	$ 148,600	$ 17.00	March 2022	13,950
SPDR S&P Regional Banking ETF(b)	275	1,802,075	75.00	January 2022	48,812
TOTAL CALL OPTIONS PURCHASED (Cost $143,348)					62,762

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Put Options Purchased — 0.80%
ARK Innovation ETF(b)	65	850,070	110.00	January 2022	44,200
Invesco QQQ Trust, Series 1(b)	80	2,835,440	325.00	June 2022	154,320
TOTAL PUT OPTIONS PURCHASED (Cost $324,215)					198,520

Money Market Funds - 6.42%				Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(d)				1,596,131	1,596,131
TOTAL MONEY MARKET FUNDS (Cost $1,596,131)					1,596,131

Total Investments — 120.62%
(Cost $24,959,014)					29,991,323
Liabilities in Excess of Other Assets — (20.62)%					(5,126,881)
Net Assets — 100.00%					$ 24,864,442

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on June 30, 2021, was $16,756,587.
(c)	All or a portion of the security is held as collateral for written options.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2021.

ETF	- Exchange Traded Funds.

VELA LARGE CAP PLUS FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
June 30, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (0.22)%
Baker Hughes Co.	(180)	$ (411,660)	$26.00	October 2021	$ (13,950)
MetLife, Inc.	(90)	(538,650)	70.00	January 2022	(10,710)
PayPal Holdings, Inc.	(22)	(641,256)	320.00	October 2021	(18,810)
Zynga, Inc.	(300)	(318,900)	12.00	September 2021	(10,050)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $69,132)					$ (53,520)

VELA LARGE CAP PLUS FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2021 (Unaudited)
	Shares	Fair Value
Common Stocks - Short - (11.18%)
Communications - (0.52%)
Shopify, Inc., Class A(a)	(89)	$ (130,027)

Consumer Discretionary - (2.56%)
Advance Auto Parts, Inc.	(553)	(113,442)
GameStop Corp., Class A(a)	(608)	(130,197)
PulteGroup, Inc.	(2,726)	(148,758)
Tesla, Inc.(a)	(190)	(129,143)
Texas Roadhouse, Inc.	(1,191)	(114,574)
		(636,114)
Consumer Staples - (1.51%)
Clorox Co. (The)	(1,134)	(204,018)
Kroger Co. (The)	(4,492)	(172,089)
		(376,107)
Financials - (0.81%)
Citigroup, Inc.	(2,852)	(201,779)

Health Care - (1.39%)
Baxter International, Inc.	(1,642)	(132,181)
BioNTech SE - ADR(a)	(465)	(104,104)
Illumina, Inc.(a)	(233)	(110,258)
		(346,543)
Industrials - (1.76%)
Amphenol Corp., Class A	(2,751)	(188,196)
Caterpillar, Inc.	(409)	(89,011)
Illinois Tool Works, Inc.	(711)	(158,951)
		(436,158)
Real Estate - (0.26%)
Weyerhaeuser Co.	(1,876)	(64,572)

Technology - (2.37%)
Applied Materials, Inc.	(883)	(125,739)
Cerner Corp.	(2,170)	(169,607)
Moody's Corp.	(517)	(187,345)
Oracle Corp.	(1,365)	(106,252)
		(588,943)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $2,657,840)		(2,780,243)

Exchange-Traded Funds - Short - (12.18%)
Communication Services Select Sector SPDR Fund	(1,568)	(126,961)
Invesco QQQ Trust, Series 1	(1,589)	(563,189)
iShares Russell 1000 Value ETF	(4,680)	(742,342)
SPDR S&P 500 ETF Trust	(2,567)	(1,098,829)
ARK Innovation ETF	(1,502)	(196,432)
iShares Russell Mid-Cap ETF	(3,792)	(300,478)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $2,962,008)		(3,028,231)

TOTAL SECURITIES SOLD SHORT - (23.36)% (Proceeds Received $5,619,848)		$ (5,808,474)

(a)	Non-income producing security.

ADR	- American Depositary Receipt.
ETF	- Exchange Traded Funds.

VELA INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)
	Shares	Fair Value
Common Stocks — 90.94%
Australia — 1.43%
Consumer Staples — 1.43%
Treasury Wine Estates Ltd.	48,300	$ 422,873
Total Australia		422,873

Austria — 4.13%
Communications — 2.21%
Telekom Austria AG	76,500	653,265

Materials — 1.92%
Wienerberger AG	14,700	566,728
Total Austria		1,219,993

Belgium — 4.92%
Financials — 2.51%
KBC Group NV	9,700	740,738

Technology — 2.41%
Barco NV	26,000	711,985
Total Belgium		1,452,723

Canada — 6.43%
Energy — 2.11%
Suncor Energy, Inc.	26,000	623,220

Industrials — 1.92%
Finning International, Inc.	21,700	567,990

Materials — 2.40%
OceanaGold Corp.(a)	373,000	707,037
Total Canada		1,898,247

Denmark — 2.61%
Industrials — 2.61%
FLSmidth & Co. A/S	18,500	770,869
Total Denmark		770,869

France — 6.85%
Consumer Discretionary — 2.16%
Michelin (CGDE) - B Registered Shares	4,000	638,494

Energy — 2.64%
TOTAL SE	17,200	779,327

Industrials — 2.05%
Rexel SA	28,900	605,219
Total France		2,023,040

Germany — 6.06%
Health Care — 2.67%
Fresenius SE & Co. KGaA	15,100	788,205

Industrials — 1.46%
Duerr AG	11,300	429,849

Materials — 1.93%
Fuchs Petrolub SE	14,700	571,099
Total Germany		1,789,153

Hong Kong — 8.09%
Consumer Staples — 2.47%
WH Group Ltd.	814,000	730,646

Industrials — 2.56%
Johnson Electric Holdings Ltd.	294,000	757,548

Technology — 3.06%
VTech Holdings Ltd.	85,600	900,811
Total Hong Kong		2,389,005

Iceland — 0.59%
Industrials — 0.59%
Marel HF	25,000	173,703
Total Iceland		173,703

Indonesia — 2.36%
Industrials — 2.36%
United Tractors Tbk PT	500,000	697,068
Total Indonesia		697,068

Japan — 13.11%
Consumer Discretionary — 2.54%
Honda Motor Co. Ltd.	23,300	749,471

Consumer Staples — 1.74%
Suntory Beverage & Food Ltd.	13,600	512,662

Industrials — 4.71%
Ebara Corp.	9,800	482,771
Okuma Corp.	9,100	445,868
OSG Corp.	26,900	466,961
		1,395,600
Materials — 4.12%
Fuji Seal International, Inc.	27,200	571,216
Toray Industries, Inc.	96,900	645,991
		1,217,207
Total Japan		3,874,940

Mexico — 2.89%
Consumer Staples — 2.89%
Gruma SAB de CV(a)	30,000	337,189
Kimberly-Clark de Mexico SAB de CV(a)	290,000	515,125
		852,314
Total Mexico		852,314

Netherlands — 7.38%
Communications — 1.48%
Koninklijke KPN NV	140,000	437,948

Financials — 2.50%
ING Groep NV	55,700	739,511

Health Care — 1.48%
Koninklijke Philips NV	8,800	436,858

Industrials — 1.92%
Boskalis Westminster	17,600	565,764
Total Netherlands		2,180,081

Sweden — 2.42%
Financials — 2.42%
Svenska Handelsbanken AB, Class A	63,300	714,559
Total Sweden		714,559

Switzerland — 9.20%
Consumer Discretionary — 4.16%
Cie Financiere Richemont SA	5,900	715,233
Swatch Group AG (The)	1,500	515,111
		1,230,344
Health Care — 3.06%
Roche Holding AG	2,400	904,392

Industrials — 1.98%
Adecco Group AG	8,600	585,147
Total Switzerland		2,719,883

United Kingdom — 12.47%
Communications — 4.09%
Informa PLC(a)	71,000	493,419
WPP PLC	52,800	713,723
		1,207,142
Consumer Staples — 4.20%
Associated British Foods PLC	17,100	524,901
British American Tobacco PLC	18,500	718,252
		1,243,153
Materials — 1.67%
DS Smith PLC	85,000	492,105

Technology — 2.51%
Serco Group PLC	397,000	745,330
Total United Kingdom		3,687,730

TOTAL COMMON STOCKS (Cost $22,286,975)		26,866,181

Warrant — 0.03%
Cie Financiere Richemont SA(a)	11,800	7,907
TOTAL WARRANT (Cost $–)		7,907

Money Market Funds - 8.38%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(b)	2,474,172	2,474,172
TOTAL MONEY MARKET FUNDS (Cost $2,474,172)		2,474,172

Total Investments — 99.35%
(Cost $24,761,147)		29,348,260
Other Assets in Excess of Liabilities — 0.65%		190,675
Net Assets — 100.00%		$ 29,538,935

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.